CONDENSED SCHEDULES OF INVESTMENTS (Details)	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($) contract
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 5,490,699	$ 26,102,024
Percent of Members' Capital	0.54%	2.65%
Maximum
CONDENSED SCHEDULES OF INVESTMENTS
Single investment threshold as a percentage of members' capital	5.00%	5.00%
Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 1,363,288	$ 687,006
Percent of Members' Capital	0.14%	0.07%
Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 4,453,328	$ 6,954,377
Percent of Members' Capital	0.43%	0.71%
Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ (1,928,705)	$ (4,545,601)
Percent of Members' Capital	(0.19%)	(0.47%)
Energy
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 1,389,060	$ 3,679,754
Percent of Members' Capital	0.14%	0.38%
Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ (4,116,709)	$ 13,153,432
Percent of Members' Capital	(0.40%)	1.34%
Metals
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 3,722,781	$ 211,901
Percent of Members' Capital	0.36%	0.02%
Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 607,656	$ 5,961,155
Percent of Members' Capital	0.06%	0.60%
Long Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ (7,420,817)	$ 5,091,157
Percent of Members' Capital	(0.72%)	0.51%
Long Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional | contract	459	1,421
Net Unrealized Profit (Loss) on Open Positions	$ 51,979	$ (785,953)
Percent of Members' Capital	0.01%	(0.08%)
Long Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional | contract	574	45
Net Unrealized Profit (Loss) on Open Positions	$ 34,405	$ 82,921
Percent of Members' Capital	0.00%	0.01%
Long Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	$ 461,839,319	$ 332,199,304
Net Unrealized Profit (Loss) on Open Positions	$ (4,714,657)	$ (8,001,592)
Percent of Members' Capital	(0.46%)	(0.82%)
Long Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional | contract		322
Net Unrealized Profit (Loss) on Open Positions		$ (3,058,740)
Percent of Members' Capital	0.00%	(0.31%)
Long Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional | contract	22,577	25,193
Net Unrealized Profit (Loss) on Open Positions	$ (4,080,903)	$ 13,192,799
Percent of Members' Capital	(0.40%)	1.34%
Long Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional | contract	327	896
Net Unrealized Profit (Loss) on Open Positions	$ 85,008	$ (3,038,004)
Percent of Members' Capital	0.01%	(0.31%)
Long Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional | contract	2,952	4,101
Net Unrealized Profit (Loss) on Open Positions	$ 1,203,351	$ 6,699,726
Percent of Members' Capital	0.12%	0.68%
Short Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 12,911,516	$ 21,010,867
Percent of Members' Capital	1.26%	2.14%
Short Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional | contract	3,851	1,158
Net Unrealized Profit (Loss) on Open Positions	$ 1,311,309	$ 1,472,959
Percent of Members' Capital	0.13%	0.15%
Short Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional | contract	5,108	4,699
Net Unrealized Profit (Loss) on Open Positions	$ 4,418,923	$ 6,871,456
Percent of Members' Capital	0.43%	0.70%
Short Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	$ 273,519,553	$ 212,084,481
Net Unrealized Profit (Loss) on Open Positions	$ 2,785,952	$ 3,455,991
Percent of Members' Capital	0.27%	0.35%
Short Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional | contract	2,601	847
Net Unrealized Profit (Loss) on Open Positions	$ 1,389,060	$ 6,738,494
Percent of Members' Capital	0.14%	0.69%
Short Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional | contract	762	189
Net Unrealized Profit (Loss) on Open Positions	$ (35,806)	$ (39,367)
Percent of Members' Capital	0.00%	0.00%
Short Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional | contract	2,272	1,377
Net Unrealized Profit (Loss) on Open Positions	$ 3,637,773	$ 3,249,905
Percent of Members' Capital	0.35%	0.33%
Short Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional | contract	1,922	193
Net Unrealized Profit (Loss) on Open Positions	$ (595,695)	$ (738,571)
Percent of Members' Capital	(0.06%)	(0.08%)